BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS
Borrowings	$ 256,757	$ 249,729
Fixed rate
BORROWINGS
Borrowings	139,965	154,513
Variable rate
BORROWINGS
Borrowings	116,792	95,216
Secured
BORROWINGS
Borrowings	252,896	244,030
Unsecured
BORROWINGS
Borrowings	3,861	5,699
Bank borrowings
BORROWINGS
Borrowings	145,779	151,648
Other borrowings
BORROWINGS
Borrowings	$ 110,978	$ 98,081